Annual Total Returns - BlackRock New York Municipal Opportunities Fund (Class K) [BarChart] - Class K - BlackRock New York Municipal Opportunities Fund - Class K	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	2.81%
Annual Return 2011	8.97%
Annual Return 2012	10.34%
Annual Return 2013	(5.89%)
Annual Return 2014	13.72%
Annual Return 2015	4.57%
Annual Return 2016	1.22%
Annual Return 2017	6.94%
Annual Return 2018	1.03%
Annual Return 2019	7.14%